[H & M Final]

[Translation]







                      SEMI-ANNUAL REPORT
                        (THE FIFTH TERM)
                      FROM:  JULY 1, 1998
                    TO:  DECEMBER 31, 1998

        AMENDMENT TO SECURITIES REGISTRATION STATEMENT


















                   PUTNAM EUROPE GROWTH FUND










                      SEMI-ANNUAL REPORT
                        (THE FIFTH TERM)
                      FROM:  JULY 1, 1998
                    TO:  DECEMBER 31, 1998






















                   PUTNAM EUROPE GROWTH FUND

                      SEMI-ANNUAL REPORT
                       (The Fifth Term)
                      From: July 1, 1998
                    To:  December 31, 1998

To:  Director of Kanto Local Finance Bureau

                     Filing Date : March 31, 1999

Name of the Registrant Fund:            PUTNAM EUROPE GROWTH FUND

Name and Official Title of Trustees:         George Putnam
                                             John A. Hill
                                             William F. Pounds
                                             Jameson A. Baxter
                                             Hans H. Estin
                                             Ronald J. Jackson
                                             Paul L. Joskow
                                             Elizabeth T. Kennan
                                             Lawrence J. Lasser
                                             John H. Mullin, III
                                             Robert E. Patterson
                                             Donald S. Perkins
                                             George Putnam, III
                                             A.J.C. Smith
                                             W. Thomas Stephens
                                             W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                     (Seal)

                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                     (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law


                            -  ii -


Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                                03-3580-3377


        Places where a copy of this Semi-annual Report is available for Public Inspection

                        Not applicable.

       (Total number of pages of this Semi-annual Report is 33 including the front page)

                        C O N T E N T S


                                                 This Japanese
                                               EnglishOriginal
                                             Translation

 I.  STATUS OF INVESTMENT FUND
     (1)  Diversification of Investment Portfolio   1      1
     (2)  Results of Past Operations                2      1
          a.  Record of Changes in Net Assets       2      2
          b.  Record of Distributions Paid          2      2
     (3)  Record of Sales and Repurchases           3      3

II.  OUTLINE OF THE FUND

     1.   FUND                                      4      3
     (1)  Amount of Capital Stock                   4      3
     (2)  Information Concerning Major Shareholders 4      3
     (3)  Information Concerning Directors, Officers
          and Employees                             4      3
     (4)  Description of Business and Outline of Operation
                                                    7      5
     (5)  Miscellaneous                             7      5

     2.   Putnam Investment Management, Inc.
          (Investment Management Company)           8      6
     (1)  Amount of Capital Stock                   8      6
     (2)  Information Concerning Major Shareholders 8      6
     (3)  Information Concerning Directors, Officers
          and Employees                             8      6
     (4)  Summary of Business Lines and Business Operation
                                                   19     15
     (5)  Miscellaneous                            32     37


III.       OUTLINE OF THE FINANCIAL STATUS OF THE FUND 32 38

IV.       OUTLINE OF THE FINANCIAL STATUS OF THE
          INVESTMENT MANAGEMENT COMPANY            32     54

I.   STATUS OF INVESTMENT FUND ("Putnam Europe Growth Fund")
(the "Fund")
(1)  Diversification of Investment Portfolio
     Diversification of Investment Portfolio by Types of
     Assets and geographic Regions:

Types of Assets       Name of Country    Total U.S. Dollar   Investment Ratio(%)
Common Stock          United Kingdom     555,865,653         29.38
                      France             276,184,076         14.60
                      Switzerland        197,305,578         10.43
                      Netherlands        164,632,416          8.70
                      Germany            149,573,140          7.91
                      Italy              104,020,743          5.50
                      Ireland             88,338,284          4.67
                      Sweden              82,443,521          4.36
                      Spain               79,372,610          4.20
                      Portugal            51,419,974          2.72
                      Finland             34,273,989          1.81
                      Greece              16,655,815          0.88
                      Canada              11,822,771          0.62
                      Denmark             10,661,905          0.56
                      Poland               8,537,311          0.45
                      Austria              6,039,786          0.32
Sub-total                              1,837,147,572         91.10
Cash, Deposit, and
Other Assets (After
liabilities)                              54,874,011          2.90
Total                                  1,892,021,583        100.00
(Net Asset Value)               (yen226,191 million)

    Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset
          Value of the Fund.  The same applies hereinafter.

    Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is yen119.55 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on February 26, 1999 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

          Note 3:  In this report, money amounts and
          percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.
(2)  Results of Past Operations
   a. Record of Changes in Net Assets (Class M Shares) Record of changes in net assets during the one year period up to and including the end of February 1999 is as follows:

                          Total Net Asset Value        Net Asset Value per Share
                            Dollar       Yen
                        (thousands)    (millions)      Dollar          Yen
1998 End of March           26,875       3,213         22.21           2,655
            April           31,145       3,723         22.97           2,746
            May             36,768       4,396         23.45           2,803
            June            42,614       5,095         23.51           2,811
            July           114,329      13,668         23.96           2,864
            August         163,573      19,555         20.31           2,428
            September      137,523      16,441         19.19           2,294
            October        124,309      14,861         20.93           2,502
            November       142,392      17,023         21.92           2,621
            December       212,701      25,428         21.56           2,577
1999 End of January        140,921      16,847         21.97           2,627
            February       171,214      20,469         21.43           2,562

(Note)    Operations of Class M Shares were commenced on December 1, 1994.

  b.  Record of Distributions Paid (Class M Shares)

Fiscal Year        Amount paid per  Capital Gains
                   Share
The Fourth         $0.30 (yen36)      $1.13 (yen135)
Fiscal Year
(7/1/97-6/30/98)

     (Note) Record of distribution paid from December 1994 to December 1998 are as follows:

                       Dividend            NAV per Share
Ex-dividend Date     Dollar   Yen          Dollar
1996 December 20     $1.230   147.05       $16.11
1997 December 20     $1.430   170.96       $18.09
1998 December 18     $1.196   142.98       $20.76

(3)  Record of Sales and Repurchases (Class M Shares)
          Record of sales and repurchases during the one year period up to and including the end of February 1999 and number of outstanding shares of the Fund as of the end of February 1999 are as follows:
     (3/1/98 - 2/28/99)
      Number of Shares    Number of Shares       Number of
            Sold             Repurchased    Outstanding Shares
         22,339,686          15,513,905          7,987,861
        (19,032,060)        (13,096,830)        (5,935,230)

Note:    The number of Shares sold, repurchased and
     outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.


                   II.  OUTLINE OF THE FUND
1.   Fund
(1)  Amount of Capital Stock
          Not applicable.
(2)  Information Concerning Major Shareholders
          Not applicable.
(3)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Fund              (as of
     the end of February 1999)
                                                       Shares
     Name      Office and             Resume            Owned
               Title
George Putnam  Chairman and  present: Chairman and
               President           Director of        5,388.128
                                   Putnam Investment
                                   Management, Inc.
                                   and Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John A. Hill   Vice          present: Chairman and
               Chairman            Managing           4,517.433
                                   Director, First
                                   Reserve
                                   Corporation
William F.     Vice          present: Professor of
Pounds         Chairman            Management,        8,803.172
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
Jameson Adkins Trustee       present: President,
Baxter                             Baxter             679.714
                                   Associates, Inc.
Hans H. Estin  Trustee       present: Vice Chairman,
                                   North American     414.931
                                   Management Corp.
Ronald J.      Trustee       present: Former
Jackson                            Chairman,          1,190.857
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.
Paul. L.       Trustee       present: Professor of        0
Joskow                             Economics and
                                   Management and
                                   former Head of
                                   the Department of
                                   Economics at the
                                   Massachusetts
                                   Institute of
                                   Technology,
                                   Director of New
                                   England Electric
                                   System, State
                                   Farm Indemnity
                                   Company and
                                   Whitehead
                                   Institute for
                                   Biomedical
                                   Research
Elizabeth T.   Trustee       present: President
Kennan                             Emeritus of Mount  313.030
                                   Holyoke College
Lawrence J.    Trustee and   present: President,
Lasser         Vice                Chief Executive    107.696
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John H.        Trustee       present: Chairman and
Mullin, III                        Chief Executive    577.126
                                   Officer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex. Brown
                                   Realty, Inc. and
                                   The Liberty
                                   Corporation
Robert E.      Trustee       present: President and
Patterson                          Trustee of Cabot   1,709.320
                                   Industrial Trust
                                   and Chairman of
                                   the Joselin
                                   Diabetes Center
                                   and Trustee of
                                   SEA Education
                                   Association
Donald S.      Trustee       present: Director of
Perkins                            various            1,614.516
                                   corporations,
                                   including Cummins
                                   Engine Company,
                                   Lucent
                                   Technologies,
                                   Inc., Nanophase
                                   Technologies,
                                   Inc. and Springs
                                   Industries, Inc.
George Putnam, Trustee       present: President, New
III                                Generation         326.955
                                   Research, Inc.
A.J.C. Smith   Trustee       present: Chairman and
                                   Chief Executive    138.313
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
W. Thomas      Trustee       present: President and
Stephens                           Chief Executive    116.541
                                   Officer of
                                   MacMillan
                                   Bloedel, Ltd.
                                   Director of Qwest
                                   Communications
                                   and New Century
                                   Energies
W. Nicholas    Trustee       present: Director of
Thorndike                          various            128.588
                                   corporations and
                                   charitable
                                   organizations,
                                   including Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
                                   Trustee of Cabot
                                   Industrial Trust,
                                   Massachusetts
                                   General Hospital
                                   and Eastern
                                   Utilities
                                   Associations
Charles E.     Executive     present: Managing            0
Porter         Vice                Director of
               President           Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
John D. Hughes Senior Vice   present: Senior Vice         0
               President           President of
               and                 Putnam
               Treasurer           Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Patricia C.    Senior Vice   present: Senior Vice         0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Ian C.         Vice          present:  Senior             0
Ferguson       President           Managing Director
                                   of Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Gordon H.      Vice          present: Director and    10,755
Silver         President           Senior Managing    .734
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Brett C.       Vice          present: Managing            0
Browchuk       President           Director of
                                   Putnam Investment
                                   Management, Inc.
John R. Verani Vice          present: Senior Vice         0
               President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
John J.        Vice          present: Managing            0
Morgan, Jr.    President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Richard        Vice          present: Managing            0
Monaghan       President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam Mutual
                                   Funds Corp.
Nigel P. Hart  Vice          present: Vice President
               President           of Putnam          178.132
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Omid Kamshad   Vice          present: Managing            0
               President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Mark D.        Vice          present: Senior Vice
Pollard        President           President of       4,740.581
                                   Putnam
                                   Investments Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Justin M.      Vice          present: Managing
Scott          President           Director of        2,670.087
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Paul G.        Assistant     present: N/A                 0
Bucuvalas      Treasurer
Beverly Marcus Clerk and           N/A
               Assistant                              124.406
               Treasurer
Note:     The Fund does not have any employees.

(4)  Description of Business and Outline of Operation
          The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.

 (5) Miscellaneous
          During the six months preceding the filing of this report, there has not been, nor is there currently any litigation that has had or is expected by Investment Management Company to have, a material adverse effect on the Fund.

2.   Investment Management Company
(1)  Amount of Capital Stock  (as of the end of February 1999)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

              Year            Amount of Capital
                            (Total Stockholders'
                                   Equity)
          End of 1994            $48,149,491
          End of 1995            $45,521,351
          End of 1996            $45,817,658
          End of 1997            $48,617,160
          End of 1998           $425,782,008

(2)  Information Concerning Major Shareholders
     As of the end of February 1999, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc.

(3) Information Concerning Directors, Officers and Employees The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

      List of Officers and Directors of Putnam Investment
                       Management, Inc.

                                        (as of the end of February 1999)
                     Position
                     with Putnam
          Name       Investment    Other Business Affiliation
                     Management,
                     Inc.
1   Putnam, George   Chairman     Director of Putnam Mutual
                                  Funds Corp.
2   Lasser, Lawrence President
    J.               and
                     Director
3   Silver, Gordon   Director     Director of Putnam
    H.               and Senior   Fiduciary Trust Company and
                     Managing     Senior Managing Director of
                     Director     Putnam Mutual Funds Corp.
4   Burke, Robert W. Senior       Senior Managing Director of
                     Managing     Putnam Mutual Funds Corp.
                     Director
5   Coburn, Gary N.  Senior
                     Managing
                     Director
6   Collman,         Senior       Senior Managing Director of
    Kathleen M.      Managing     Putnam Mutual Funds Corp.
                     Director
7   Ferguson, Ian C. Senior
                     Managing
                     Director
8   Regan, Anthony   Senior
    W.               Managing
                     Director
9   Spiegel, Steven  Senior       Senior Managing Director of
                     Managing     Putnam Mutual Funds Corp.
                     Director
10  Anderson, Blake  Managing
    E.               Director
11  Antill, Jennifer Managing
                     Director
12  Beck, Robert R.  Managing
                     Director
13  Browchuk, Brett  Managing
    C.               Director
14  Cassaro, Joseph  Managing
    A.               Director
15  Cotner, C. Beth  Managing
                     Director
16  Cronin, Kevin M. Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
17  D'Alelio, Edward Managing
    H.               Director
18  Daly, Kenneth L. Managing     Managing Director of Putnam
                     Director     Mutual Funds Corp.
19  DeTore, John A.  Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
20  Durgarian,       Managing     Director and Managing
    Karnig H.        Director     Director of Putnam
                     and Chief    Fiduciary Trust Company
                     Financial
                     Officer
21  Esteves, Irene   Managing     Treasurer of Putnam
    M.               Director     Fiduciary Trust Company
                     and Chief
                     Financial
                     Officer
22  Gillis, Roland   Managing
                     Director
23  Haslett, Thomas  Managing
    R.               Director
24  Hurley, William  Managing     Managing Director and CFO
    J.               Director     of Putnam Mutual Funds
                                  Corp.
25  Jacobs, Jerome   Managing
    J.               Director
26  Joseph, Joseph   Managing
    P.               Director
27  Kamshad, Omid    Managing
                     Director
28  King, David L.   Managing     Managing Director of Putnam
                     Director     Mutual Funds Corp.
29  Kohli, D.        Managing
    William          Director
30  Kreisel, Anthony Managing
    I.               Director
31  Kuenstner,       Managing
    Deborah F.       Director
32  Landes, William  Managing
    J.               Director
33  Leibovitch,      Managing
    Richard G.       Director
34  Leichter,        Managing
    Jennifer         Director
35  Maloney, Kevin   Managing
    J.               Director
36  Martino, Michael Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
37  Maxwell, Scott   Managing
    M.               Director
38  McGue, William   Managing
    F.               Director
39  McMullen, Carol  Managing
    C.               Director
40  Memani, Krishna  Managing
    K.               Director
41  Miller, Daniel   Managing
    L.               Director
42  Morgan Jr., John Managing     Managing Director of Putnam
    J.               Director     Fiduciary Trust Company

43  Oristaglio,      Managing
    Stephen          Director
44  Peacher, Stephen Managing
    C.               Director
45  Porter, Charles  Managing
    E.               Director
46  Price, Quintin   Managing
    I.               Director
47  Reilly, Thomas   Managing
    V.               Director
48  Schultz,         Managing     Managing Director of Putnam
    Mitchell D.      Director     Mutual Funds Corp.
49  Scott, Justin M. Managing     Managing Director of Putnam
                     Director     Fiduciary Trust Company
50  Shadek Jr.,      Managing
    Edward T.        Director
51  Starr, Loren     Managing     Managing Director of Putnam
                     Director     Mutual Funds Corp.
52  Swift, Robert    Managing
                     Director
53  Talanian, John   Managing     Managing Director of Putnam
    C.               Director     Mutual Funds Corp.
54  Tibbetts,        Managing     Managing Director of Putnam
    Richard B.       Director     Mutual Funds Corp.
55  Waldman, David   Managing
    L.               Director
                     and Chief
                     Financial
                     Officer
56  Wetlaufer, Eric  Managing
                     Director
57  Woolverton,      Managing     Managing Director of Putnam
    William H.       Director     Mutual Funds Corp.
58  Arends, Michael  Senior Vice  Senior Vice President of
    K.               President    Putnam Mutual Funds Corp.
59  Asher, Steven E. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
                                  and Senior Vice President
                                  of Putnam Fiduciary Trust
                                  Company
60  Atkin, Michael   Senior Vice
    J.               President
61  Augustine,       Senior Vice
    Jeffrey B.       President
62  Bakshi, Manjit   Senior Vice
    S.               President
63  Bamford, Dolores Senior Vice
    Snyder           President
64  Baumbach, Robert Senior Vice
    K.               President
65  Berka, Sharon A. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
66  Block, Richard   Senior Vice
    L.               President
67  Boselli, John A. Senior Vice
                     President
68  Bousa, Edward P. Senior Vice
                     President
69  Bresnahan,       Senior Vice  Senior Vice President of
    Leslee R.        President    Putnam Mutual Funds Corp.
70  Burke, Andrea    Senior Vice
                     President
71  Burns, Cheryl A. Senior Vice
                     President
72  Byrne, Joshua L. Senior Vice
                     President
73  Callahan, Ellen  Senior Vice
    S.               President
74  Carlson, David   Senior Vice
    G.               President
75  Chrostowski,     Senior Vice  Senior Vice President of
    Louis F.         President    Putnam Mutual Funds Corp.
76  Curran, Peter J. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
77  Dalferro, John   Senior Vice
    R.               President
78  Derbyshire,      Senior Vice  Senior Vice President of
    Ralph C.         President    Putnam Mutual Funds Corp.
79  England, Richard Senior Vice
    B.               President
80  Farrell, Deborah Senior Vice  Senior Vice President of
    S.               President    Putnam Mutual Funds Corp.
81  Finch, Edward R. Senior Vice
                     President
82  Flaherty,        Senior Vice  Senior Vice President of
    Patricia C.      President    Putnam Mutual Funds Corp.
83  Fontana, Forrest Senior Vice
    N.               President
84  Francis,         Senior Vice
    Jonathan H.      President
85  Frost, Karen T.  Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
86  Frucci, Richard  Senior Vice  Senior Vice President of
    M.               President    Putnam Fiduciary Trust
                                  Company
87  Fullerton, Brian Senior Vice  Senior Vice President of
    J.               President    Putnam Mutual Funds Corp.
88  Grant, Peter J.  Senior Vice  Senior Vice President of
                     President    Putnam Fiduciary Trust
                                  Company
89  Graviere,        Senior Vice
    Patrice          President
90  Grim, Daniel J.  Senior Vice
                     President
91  Haagensen, Paul  Senior Vice
    E.               President
92  Hadden, Peter J. Senior Vice
                     President
93  Halperin,        Senior Vice
    Matthew C.       President
94  Healey, Deborah  Senior Vice
    R.               President
95  Holding, Pamela  Senior Vice
                     President
96  Hotchkiss,       Senior Vice
    Michael F.       President
97  Kaufman, Jeffrey Senior Vice
                     President
98  Kay, Karen R.    Senior Vice  Clerk, Director and Senior
                     President    Vice President of Putnam
                                  Fiduciary Trust Company and
                                  Senior Vice President of
                                  Putnam Mutual Funds Corp.
99  Kirson, Steven   Senior Vice
    L.               President
100 Knight, Jeffrey  Senior Vice
    L.               President
101 Koontz, Jill A.  Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
102 Korn, Karen R.   Senior Vice
                     President
103 Lannum III,      Senior Vice
    Coleman N.       President
104 Lindsey, Jeffrey Senior Vice
    R.               President
105 Lomba, Rufino R. Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
106 MacElwee, Jones, Senior Vice
    Elizabeth M.     President
107 Madore, Robert   Senior Vice  Senior Vice President of
    A.               President    Putnam Fiduciary Trust
                                  Company
108 Malloy, Julie M. Senior Vice
                     President
109 Marrkand, Paul   Senior Vice
    E.               President
110 Matteis, Andrew  Senior Vice
    S.               President
111 McDonald,        Senior Vice
    Richard E.       President
112 Meehan, Thalia   Senior Vice
                     President
113 Mehta, Sandeep   Senior Vice
                     President
114 Miller, William  Senior Vice
    H.               President
115 Mockard, Jeanne  Senior Vice
    L.               President
116 Morgan, Kelly A. Senior Vice
                     President
117 Mufson, Michael  Senior Vice
    J.               President
118 Mullen, Donald   Senior Vice  Senior Vice President of
    E.               President    Putnam Mutual Funds Corp.
119 Mullin, Hugh H.  Senior Vice
                     President
120 Netols, Jeffrey  Senior Vice  Senior Vice President of
    W.               President    Putnam Fiduciary Trust
                                  Company
121 Oler, Stephen S. Senior Vice
                     President
122 Paine, Robert M. Senior Vice
                     President
123 Parker, Margery  Senior Vice
    C.               President
124 Perry, William   Senior Vice
                     President
125 Peters, Carmel   Senior Vice
                     President
126 Petralia,        Senior Vice  Senior Vice President of
    Randolph S.      President    Putnam Mutual Funds Corp.
127 Plapinger, Keith Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
128 Pohl, Charles G. Senior Vice
                     President
129 Pollard, Mark D. Senior Vice
                     President
130 Prusko, James M. Senior Vice  Senior Vice President of
                     President    Putnam Fiduciary Trust
                                  Company
131 Quistberg, Paul  Senior Vice
    T.               President
132 Ray, Christopher Senior Vice
    A.               President
133 Rogers, Kevin J. Senior Vice
                     President
134 Ruys de Perez,   Senior Vice  Senior Vice President of
    Charles A.       President    Putnam Fiduciary Trust
                                  Company and Senior Vice
                                  President of Putnam Mutual
                                  Funds Corp.
135 Santos, David J. Senior Vice  Senior Vice President of
                     President    Putnam Fiduciary Trust
                                  Company
136 Santosus,        Senior Vice
    Anthony C.       President
137 Schwister, Jay   Senior Vice  Senior Vice President of
    E.               President    Putnam Fiduciary Trust
                                  Company
138 Scordato,        Senior Vice  Senior Vice President of
    Christine A.     President    Putnam Mutual Funds Corp.
139 Sievert, Jean I. Senior Vice
                     President
140 Simon, Sheldon   Senior Vice
    N.               President
141 Simozar, Saied   Senior Vice
                     President
142 Smith Jr., Leo   Senior Vice
    J.               President
143 Smith, Margaret  Senior Vice
    D.               President
144 Spatz, Erin J.   Senior Vice
                     President
145 Stack, Michael   Senior Vice  Senior Vice President of
    P.               President    Putnam Mutual Funds Corp.
146 Stairs, George   Senior Vice
    W.               President
147 Strumpf, Casey   Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
148 Sugimoto,        Senior Vice  Senior Vice President of
    Toshifumi        President    Putnam Mutual Funds Corp.
149 Sullivan, Roger  Senior Vice
    R.               President
150 Svensson, Lisa   Senior Vice
    H.               President
151 Swanberg,        Senior Vice
    Charles H.       President
152 Thomsen,         Senior Vice  Senior Vice President of
    Rosemary H.      President    Putnam Fiduciary Trust
                                  Company
153 Troped, Bonnie   Senior Vice  Senior Vice President of
    L.               President    Putnam Mutual Funds Corp.
154 Verani, John R.  Senior Vice  Senior Vice President of
                     President    Putnam Mutual Funds Corp.
155 Walsh, Francis   Senior Vice
    P.               President
156 Warren, Paul C.  Senior Vice
                     President
157 Weinstein,       Senior Vice
    Michael R.       President
158 Weiss, Manuel    Senior Vice
                     President
159 Whalen, Edward   Senior Vice  Senior Vice President of
    F.               President    Putnam Mutual Funds Corp.
160 Wheeler, Diane   Senior Vice
    D.F.             President
161 Wyke, Richard P. Senior Vice
                     President
162 Yogg, Michael R. Senior Vice
                     President
163 Zukowski, Gerald Senior Vice
    S.               President

(4) Summary of Business Lines and Business Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of Junethe end of February 1999, Investment Management Company managed, advised, and/or administered the following 99112 funds and fund portfolios (having an aggregate net asset value of approximately $221.87 billion):

                                   (As of February 28, 1999)
               Name            Month/Da  Principal  Total   Net
                                te/Year Characteris  Net   Asset
                               Establis    tics     Asset  Value
                                  hed               Value   per
                                                     ($    share
                                                   million  ($)
                                                      )
 1  The George Putnam Fund of    11/5/37 Open/Equity 3,766.1  17.76
   Boston; A                                             5
 2  The George Putnam Fund of    4/24/92 Open/Equity 1,481.5  17.63
   Boston; B                                             8
 3  The George Putnam Fund of    12/1/94 Open/Equity  279.71  17.62
   Boston; M
 4  The George Putnam Fund of    1/1/94  Open/Equity  541.94  17.79
   Boston; Y
 5  Putnam American Government   3/1/85  Open/Bond   1,414.9   8.74
   Income Fund; A                                        1
 6  Putnam American Government   5/20/94 Open/Bond    106.23   8.71
   Income Fund; B
 7  Putnam American Government   2/14/95 Open/Bond      4.17   8.76
   Income Fund; M
 8  Putnam Asia Pacific Growth   2/20/91 Open/Equity  115.56   8.92
   Fund; A
 9  Putnam Asia Pacific Growth   6/1/93  Open/Equity  108.87   8.76
   Fund; B
10  Putnam Asia Pacific Growth   2/1/95  Open/Equity    6.15   8.85
   Fund; M
11  Putnam Asia Pacific Fund     3/23/98 Open/Equity    1.85   7.10
   II
12  Putnam Asset Allocation:     2/7/94  Open/Balanc  990.80  11.84
   Balanced Portfolio; A                ed
13  Putnam Asset Allocation:     2/11/94 Open/Balanc  544.72  11.77
   Balanced Portfolio; B                ed
14  Putnam Asset Allocation:     9/1/94  Open/Balanc  110.05  11.70
   Balanced Portfolio; C                ed
15  Putnam Asset Allocation:     2/6/95  Open/Balanc   66.59  11.82
   Balanced Portfolio; M                ed
16  Putnam Asset Allocation:     7/14/94 Open/Balanc  292.04  11.85
   Balanced Portfolio; Y                ed
17  Putnam Asset Allocation :    2/7/94  Open/Balanc  411.55  10.35
   Conservative Portfolio; A            ed
18  Putnam Asset Allocation :    2/18/94 Open/Balanc  180.61  10.30
   Conservative Portfolio; B            ed
19  Putnam Asset Allocation :    9/1/94  Open/Balanc   53.84  10.28
   Conservative Portfolio; C            ed
20  Putnam Asset Allocation :    2/7/95  Open/Balanc   21.98  10.30
   Conservative Portfolio; M            ed
21  Putnam Asset Allocation :    7/14/94 Open/Balanc   51.47  10.36
   Conservative Portfolio; Y            ed
22  Putnam Asset Allocation:     2/8/94  Open/Balanc  749.80  13.45
   Growth Portfolio; A                  ed
23  Putnam Asset Allocation:     2/16/94 Open/Balanc  453.82  13.29
   Growth Portfolio; B                  ed
24  Putnam Asset Allocation:     9/1/94  Open/Balanc  100.69  13.19
   Growth Portfolio; C                  ed
25  Putnam Asset Allocation:     2/1/95  Open/Balanc   61.92  13.31
   Growth Portfolio; M                  ed
26  Putnam Asset Allocation:     7/14/94 Open/Balanc  262.99  13.52
   Growth Portfolio; Y                  ed
27  Putnam Arizona Tax Exempt    1/30/91 Open/Bond    112.94   9.34
   Income Fund; A
28  Putnam Arizona Tax Exempt    7/15/93 Open/Bond     33.97   9.32
   Income Fund; B
29  Putnam Arizona Tax Exempt    7/3/95  Open/Bond      0.51   9.37
   Income Fund; M
30  Putnam Balanced Fund         10/2/95 Open/Balanc    3.67  11.98
                                       ed
31  Putnam Balanced Retirement   4/19/85 Open/Balanc  656.05  10.59
   Fund; A                              ed
32  Putnam Balanced Retirement   2/1/94  Open/Balanc  170.83  10.51
   Fund; B                              ed
33  Putnam Balanced Retirement   3/17/95 Open/Balanc   13.84  10.54
   Fund; M                              ed
34  Putnam California           11/27/92 Closed/Bond   71.84  15.59
   Investment Grade Municipal
   Trust
35  Putnam California Tax        4/29/83 Open/Bond   3,013.0   8.77
   Exempt Income Fund; A                                 8
36  Putnam California Tax        1/4/93  Open/Bond    659.58   8.76
   Exempt Income Fund; B
37  Putnam California Tax        2/14/95 Open/Bond     16.27   8.76
   Exempt Income Fund; M
38  Putnam California Tax       10/26/87 Open/Bond     47.05   1.00
   Exempt Money Market Fund
39  Putnam Capital               8/5/93  Open/Equity   51.51   7.28
   Opportunities Fund; A
40  Putnam Capital               11/2/94 Open/Equity   74.33   7.26
   Opportunities Fund; B
41  Putnam Capital               1/22/96 Open/Equity    4.31   7.27
   Opportunities Fund; M
42  Putnam Capital               8/5/93  Open/Equity 1,413.6  21.90
   Appreciation Fund; A                                  7
43  Putnam Capital               11/2/94 Open/Equity 1,566.5  21.66
   Appreciation Fund; B                                  6
44  Putnam Capital               1/22/96 Open/Equity  104.09  21.69
   Appreciation Fund; M
45  Putnam Convertible           6/29/95 Closed/Bond   85.12  22.93
   Opportunity and Income
   Trust
46  Putnam Convertible Income-   6/29/72 Open/Balanc 1,014.5  19.28
   Growth Trust; A                      ed                7
47  Putnam Convertible Income-   7/15/93 Open/Balanc  288.05  19.06
   Growth Trust; B                      ed
48  Putnam Convertible Income-   3/13/95 Open/Balanc   17.54  19.16
   Growth Trust; M                      ed
49  Putnam Diversified Equity    7/1/94  Open/Equity  302.55  13.61
   Trust; A
50  Putnam Diversified Equity    7/2/94  Open/Equity  377.08  13.40
   Trust; B
51  Putnam Diversified Equity    2/1/99  Open/Equity    0.16  13.62
   Trust; C
52  Putnam Diversified Equity    7/3/95  Open/Equity   29.38  13.47
   Trust; M
53  Putnam Dividend Income       9/28/89 Closed/Bond  123.50  11.41
   Fund
54  Putnam Diversified Income    10/3/88 Open/Bond   1,752.5  11.28
   Trust; A                                              4
55  Putnam Diversified Income    3/1/93  Open/Bond   2,010.3  11.23
   Trust; B                                              5
56  Putnam Diversified Income    2/1/99  Open/Bond      0.45  11.27
   Trust; C
57  Putnam Diversified Income    12/1/94 Open/Bond    958.54  11.24
   Trust; M
58  Putnam Diversified Income    7/11/96 Open/Bond     14.88  11.29
   Trust ; Y
59  Putnam Emerging Markets      10/2/95 Open/Equity   34.58   6.97
   Fund; A
60  Putnam Emerging Markets      10/2/95 Open/Equity   24.34   6.93
   Fund; B
61  Putnam Emerging Markets      10/2/95 Open/Equity    2.03   6.94
   Fund; M
62  Putnam Equity Fund 98       12/30/97 Open/Equity    5.74  10.49
63  Putnam Equity Income Fund;   6/15/77 Open/Balanc 1,114.5  15.54
   A                                    ed                1
64  Putnam Equity Income Fund;   9/13/93 Open/Balanc  649.44  15.42
   B                                    ed
65  Putnam Equity Income Fund;   2/1/99  Open/Balanc    1.27  15.54
   C                                    ed
66  Putnam Equity Income Fund;   12/2/94 Open/Balanc   60.75  15.44
   M                                    ed
67  Putnam Europe Growth Fund;   9/7/90  Open/Equity  906.36  21.64
   A
68  Putnam Europe Growth Fund;   2/1/94  Open/Equity  814.45  21.11
   B
69  Putnam Europe Growth Fund;   12/1/94 Open/Equity  171.21  21.43
   M
70  Putnam Florida Tax Exempt    8/24/90 Open/Bond    241.54   9.47
   Income Fund; A
71  Putnam Florida Tax Exempt    1/4/93  Open/Bond     81.67   9.46
   Income Fund; B
72  Putnam Florida Tax Exempt    5/1/95  Open/Bond      1.84   9.46
   Income Fund; M
73  Putnam Global Natural        7/24/80 Open/Equity  153.10  15.14
   Resources Fund; A
74  Putnam Global Natural        2/1/94  Open/Equity  107.57  14.92
   Resources Fund; B
75  Putnam Global Natural        7/3/95  Open/Equity    5.34  15.06
   Resources Fund; M
76  Putnam Global Equity Fund    5/6/98  Open/Equity    3.21  11.86
77  Putnam Global Growth and     1/3/95  Open/Equity   26.79  12.87
   Income Fund; A
78  Putnam Global Growth and     1/3/95  Open/Equity   20.88  12.79
   Income Fund; B
79  Putnam Global Growth and     1/3/95  Open/Equity    2.15  12.82
   Income Fund; M
80  Putnam Global Governmental   6/1/87  Open/Bond    240.38  12.64
   Income Trust; A
81  Putnam Global Governmental   2/1/94  Open/Bond     35.05  12.60
   Income Trust; B
82  Putnam Global Governmental   3/17/95 Open/Bond    230.26  12.58
   Income Trust; M
83  Putnam Global Growth Fund;   9/1/67  Open/Equity 3,316.9  12.41
   A                                                     9
84  Putnam Global Growth Fund;   4/27/92 Open/Equity 1,943.7  11.94
   B                                                     1
85  Putnam Global Growth Fund;   2/1/99  Open/Equity    1.11  12.40
   C
86  Putnam Global Growth Fund;   3/1/95  Open/Equity   60.30  12.31
   M
87  Putnam Global Growth Fund;   6/15/94 Open/Equity  113.97  12.60
   Y
88  Putnam Growth and Income     1/5/95  Open/Balanc 1,259.8  13.96
   Fund II; A                           ed                4
89  Putnam Growth and Income     1/5/95  Open/Balanc 1,492.6  13.83
   Fund II; B                           ed                6
90  Putnam Growth and Income     2/1/99  Open/Balanc    3.53  13.96
   Fund II; C                           ed
91  Putnam Growth and Income     1/5/95  Open/Balanc  169.63  13.88
   Fund II; M                           ed
92  The Putnam Fund for Growth   11/6/57 Open/Balanc 20,615.  20.39
   and Income; A                        ed               29
93  The Putnam Fund for Growth   4/27/92 Open/Balanc 15,810.  20.11
   and Income; B                        ed               88
94  The Putnam Fund for Growth   5/1/95  Open/Balanc  455.79  20.25
   and Income; M                        ed
95  The Putnam Fund for Growth   6/15/94 Open/Balanc 1,021.9  20.43
   and Income; Y                        ed                7
96  Putnam Growth Fund           5/1/98  Open/Equity    2.41   9.83
97  Putnam Growth                10/2/95 Open/Equity  774.92  20.46
   Opportunities; A
98  Putnam Growth                8/1/97  Open/Equity  863.43  20.23
   Opportunities; B
99  Putnam Growth                2/1/99  Open/Equity    8.46  20.47
   Opportunities; C
100 Putnam Growth                8/1/97  Open/Equity   60.12  20.31
   Opportunities; M
101 Putnam High Income           7/9/87  Closed/Bond  112.97   8.31
   Convertible and Bond Fund
102 Putnam High Yield            3/25/86 Open/Bond   1,162.7   8.12
   Advantage Fund; A                                     6
103 Putnam High Yield            5/16/94 Open/Bond    978.30   8.08
   Advantage Fund; B
104 Putnam High Yield            12/1/94 Open/Bond    946.32   8.11
   Advantage Fund; M
105 Putnam High Yield Total      1/1/97  Open/Bond     50.92   7.44
   Return Fund; A
106 Putnam High Yield Total      1/1/97  Open/Bond     58.33   7.37
   Return Fund; B
107 Putnam High Yield Total      1/1/97  Open/Bond      3.69   7.38
   Return Fund; M
108 Putnam High Quality Bond     6/2/86  Open/Bond    330.75   9.91
   Fund; A
109 Putnam High Quality Bond     6/6/94  Open/Bond     44.01   9.87
   Fund; B
110 Putnam High Quality Bond     4/12/95 Open/Bond      2.97   9.92
   Fund; M
111 Putnam High Yield Fund II;  12/31/97 Open/Bond    461.20   7.78
   A
112 Putnam High Yield Fund II;  12/31/97 Open/Bond    673.92   7.78
   B
113 Putnam High Yield Fund II;  12/31/97 Open/Bond     37.86   7.78
   M
114 Putnam High Yield Trust; A   2/14/78 Open/Bond   2,602.5  10.74
                                                         6
115 Putnam High Yield Trust; B   3/1/93  Open/Bond    878.52  10.70
116 Putnam High Yield Trust; M   7/3/95  Open/Bond     17.91  10.74
117 Putnam Health Sciences       5/28/82 Open/Equity 2,938.6  61.65
   Trust; A                                              2
118 Putnam Health Sciences       3/1/93  Open/Equity 2,076.6  59.22
   Trust; B                                              2
119 Putnam Health Sciences       7/3/95  Open/Equity   90.55  60.71
   Trust; M
120 Putnam High Yield            5/25/89 Closed/Bond  202.22   9.17
   Municipal Trust
121 Putnam Income Fund; A        11/1/54 Open/Bond   1,389.1   6.75
                                                         2
122 Putnam Income Fund; B        3/1/93  Open/Bond    503.10   6.72
123 Putnam Income Fund; M       12/14/94 Open/Bond   1,600.7   6.72
                                                         6
124 Putnam Income Fund; Y        2/12/94 Open/Bond    252.00   6.76
125 Putnam Intermediate U.S.     2/16/93 Open/Bond    232.07   4.92
   Government Income Fund; A
126 Putnam Intermediate U.S.     2/16/93 Open/Bond    148.04   4.92
   Government Income Fund; B
127 Putnam Intermediate U.S.     4/3/95  Open/Bond     10.84   4.93
   Government Income Fund; M
128 Putnam Intermediate U.S.     10/1/97 Open/Bond    115.72   4.91
   Government Income Fund; Y
129 Putnam International Fund   12/28/95 Open/Equity    4.45  10.70
130 Putnam International         8/1/96  Open/Equity  397.63  10.96
   Growth and Income Fund;  A
131 Putnam International         8/1/96  Open/Equity  393.04  10.87
   Growth and Income Fund;  B
132 Putnam International         2/1/99  Open/Equity    1.25  10.95
   Growth and Income Fund; C
133 Putnam International         8/1/96  Open/Equity   33.26  10.92
   Growth and Income Fund;  M
134 Putnam International         2/28/91 Open/Equity 2,304.4  19.54
   Growth Fund; A                                        9
135 Putnam International         6/1/94  Open/Equity 1,520.3  19.19
   Growth Fund; B                                        6
136 Putnam International         12/1/94 Open/Equity  169.20  19.40
   Growth Fund; M
137 Putnam International         7/12/96 Open/Equity  181.61  19.60
   Growth Fund; Y
138 Putnam International New     1/3/95  Open/Equity  722.94  13.42
   Opportunities Fund; A
139 Putnam International New     7/21/95 Open/Equity  915.68  13.12
   Opportunities Fund; B
140 Putnam International New     2/1/99  Open/Equity    0.63  13.42
   Opportunities Fund; C
141 Putnam International New     7/21/95 Open/Equity   72.20  13.24
   Opportunities Fund; M
142 Putnam International        12/28/95 Open/Equity  126.15  13.88
   Voyager Fund;  A
143 Putnam International        10/30/96 Open/Equity   98.88  13.77
   Voyager Fund;  B
144 Putnam International        10/30/96 Open/Equity   11.35  13.82
   Voyager Fund;  M
145 Putnam Investment Grade     10/26/89 Closed/Bond  248.09  11.88
   Municipal Trust
146 Putnam Investment Grade     11/27/92 Closed/Bond  187.66  14.05
   Municipal Trust II
147 Putnam Investment Grade     11/29/93 Closed/Bond   53.65  13.39
   Municipal Trust III
148 Putnam Investors Fund; A     12/1/25 Open/Equity 4,770.8  14.97
                                                         1
149 Putnam Investors Fund; B     3/1/93  Open/Equity 2,084.9  14.33
                                                         2
150 Putnam Investors Fund; M     12/2/94 Open/Equity  152.83  14.70
151 Putnam Investors Fund; Y     1/7/97  Open/Equity  361.07  15.02
152 Putnam Latin America Fund    3/23/98 Open/Equity    1.25   4.74
153 Putnam Massachusetts Tax    10/23/89 Open/Bond    302.06   9.60
   Exempt Income Fund; A
154 Putnam Massachusetts Tax     7/15/93 Open/Bond    120.26   9.59
   Exempt Income Fund; B
155 Putnam Massachusetts Tax     5/12/95 Open/Bond      3.36   9.59
   Exempt Income Fund; M
156 Putnam Master Income Trust   4/29/88 Closed/Bond  434.89   8.19
157 Putnam Managed High Yield    6/25/93 Closed/Bond   92.03  12.26
   Trust
158 Putnam Michigan Tax Exempt  10/23/89 Open/Bond    147.32   9.28
   Income Fund; A
159 Putnam Michigan Tax Exempt   7/15/93 Open/Bond     46.12   9.27
   Income Fund; B
160 Putnam Michigan Tax Exempt   4/17/95 Open/Bond      1.71   9.28
   Income Fund; M
161 Putnam Minnesota Tax        10/23/89 Open/Bond    104.52   9.19
   Exempt Income Fund; A
162 Putnam Minnesota Tax         7/15/93 Open/Bond     50.09   9.16
   Exempt Income Fund; B
163 Putnam Minnesota Tax         4/3/95  Open/Bond      1.40   9.18
   Exempt Income Fund; M
164 Putnam Managed Municipal     2/24/89 Closed/Bond  449.55   9.70
   Income Trust
165 Putnam Money Market Fund;    10/1/76 Open/Bond   3,146.5   1.00
   A                                                     5
166 Putnam Money Market Fund;    4/27/92 Open/Bond    825.06   1.00
   B
167 Putnam Money Market Fund;    2/1/99  Open/Bond      0.23   1.00
   C
168 Putnam Money Market Fund;    12/8/94 Open/Bond    106.81   1.00
   M
169 Putnam Master Intermediate   4/29/88 Closed/Bond  791.74   7.92
   Income Trust
170 Putnam Municipal Income      5/22/89 Open/Bond    826.67   9.30
   Fund; A
171 Putnam Municipal Income      1/4/93  Open/Bond    506.95   9.29
   Fund; B
172 Putnam Municipal Income      2/1/99  Open/Bond      1.24   9.30
   Fund; C
173 Putnam Municipal Income      12/1/94 Open/Bond     15.88   9.29
   Fund; M
174 Putnam Municipal             5/28/93 Closed/Bond  228.70  14.15
   Opportunities Trust
175 Putnam New Opportunities     8/31/90 Open/Equity 10,419.  57.68
   Fund; A                                              84
176 Putnam New Opportunities     3/1/93  Open/Equity 7,654.9  55.07
   Fund; B                                               9
177 Putnam New Opportunities     12/1/94 Open/Equity  441.99  56.42
   Fund; M
178 Putnam New Opportunities     7/19/94 Open/Equity  767.70  58.41
   Fund; Y
179 Putnam New Value Fund;  A    1/3/96  Open/Equity  379.19  13.59
180 Putnam New Value Fund;  B    2/26/96 Open/Equity  385.21  13.48
181 Putnam New Value Fund;  M    2/26/96 Open/Equity   38.07  13.54
182 Putnam New Jersey Tax        2/20/90 Open/Bond    215.68   9.32
   Exempt Income Fund; A
183 Putnam New Jersey Tax        1/4/93  Open/Bond    100.88   9.31
   Exempt Income Fund; B
184 Putnam New Jersey Tax        5/1/95  Open/Bond      1.20   9.32
   Exempt Income Fund; M
185 Putnam New York Investment  11/27/92 Closed/Bond   40.27  14.14
   Grade Municipal Trust
186 Putnam New York Tax Exempt   9/2/83  Open/Bond   1,592.8   8.94
   Income Fund; A                                        0
187 Putnam New York Tax Exempt   1/4/93  Open/Bond    229.45   8.92
   Income Fund; B
188 Putnam New York Tax Exempt   4/10/95 Open/Bond      2.27   8.94
   Income Fund; M
189 Putnam New York Tax Exempt  10/26/87 Open/Bond     39.59   1.00
   Money Market Fund
190 Putnam New York Tax Exempt   11/7/90 Open/Bond    163.15   9.17
   Opportunities Fund; A
191 Putnam New York Tax Exempt   2/1/94  Open/Bond     69.67   9.17
   Opportunities Fund; B
192 Putnam New York Tax Exempt   2/10/95 Open/Bond      2.52   9.16
   Opportunities Fund; M
193 Putnam Ohio Tax Exempt      10/23/89 Open/Bond    187.89   9.14
   Income Fund; A
194 Putnam Ohio Tax Exempt       7/15/93 Open/Bond     57.49   9.12
   Income Fund; B
195 Putnam Ohio Tax Exempt       4/3/95  Open/Bond      2.03   9.14
   Income Fund; M
196 Putnam OTC & Emerging        11/1/82 Open/Equity 2,346.4  16.57
   Growth Fund; A                                        8
197 Putnam OTC & Emerging        7/15/93 Open/Equity 1,156.2  15.77
   Growth Fund; B                                        2
198 Putnam OTC & Emerging        12/2/94 Open/Equity  243.48  16.17
   Growth Fund; M
199 Putnam OTC & Emerging        7/12/96 Open/Equity   97.10  16.70
   Growth Fund; Y
200 Putnam Pennsylvania Tax      7/21/89 Open/Bond    184.52   9.27
   Exempt Income Fund; A
201 Putnam Pennsylvania Tax      7/15/93 Open/Bond     98.18   9.26
   Exempt Income Fund; B
202 Putnam Pennsylvania Tax      7/3/95  Open/Bond      2.67   9.27
   Exempt Income Fund; M
203 Putnam Preferred Income      1/4/84  Open/Bond    118.01   8.79
   Fund; A
204 Putnam Preferred Income      4/20/95 Open/Bond     12.04   8.76
   Fund; M
205 Putnam Premier Income        2/29/95 Closed/Bond 1,106.0   7.86
   Trust                                                 1
206 Putnam Research Fund;  A     10/2/95 Open/Equity  296.75  15.48
207 Putnam Research Fund;  B     6/15/98 Open/Equity  305.88  15.40
208 Putnam Research Fund; C      2/1/99  Open/Equity    4.92  15.49
209 Putnam Research Fund;  M     6/15/98 Open/Equity   28.06  15.43
210 Putnam Strategic Income      2/19/95 Open/Bond     75.45   7.63
   Fund; A
211 Putnam Strategic Income      2/19/96 Open/Bond    120.98   7.64
   Fund; B
212 Putnam Strategic Income      2/1/99  Open/Bond      0.65   7.64
   Fund; C
213 Putnam Strategic Income      2/19/96 Open/Bond      8.93   7.63
   Fund; M
214 Putnam Tax Exempt Income    12/31/76 Open/Bond   1,925.9   9.16
   Fund; A                                               9
215 Putnam Tax Exempt Income     1/4/93  Open/Bond    244.21   9.16
   Fund; B
216 Putnam Tax Exempt Income     2/16/95 Open/Bond     10.38   9.18
   Fund; M
217 Putnam Tax Exempt Money     10/26/87 Open/Bond     80.00   1.00
   Market Fund
218 Putnam Tax - Free Health     6/29/92 Closed/Bond  230.62  14.75
   Care Fund
219 Putnam Tax - Free Income     9/20/93 Open/Bond   1,093.2  14.61
   Trust                                                 5
   Tax - Free High Yield
   Fund; A
220 Putnam Tax - Free Income     9/9/85  Open/Bond    902.31  14.63
   Trust
   Tax - Free High Yield Fund
   B
221 Putnam Tax - Free Income     2/1/99  Open/Bond      0.57  14.61
   Trust
   Tax - Free High Yield Fund
   C
222 Putnam Tax - Free Income    12/29/94 Open/Bond     22.02  14.61
   Trust
   Tax - Free High Yield Fund
   M
223 Putnam Tax - Free Income     9/30/93 Open/Bond    246.88  15.37
   Trust
   Tax - Free Insured Fund; A
224 Putnam Tax - Free Income     9/9/85  Open/Bond    354.59  15.39
   Trust
   Tax - Free Insured Fund; B
225 Putnam Tax - Free Income     6/1/95  Open/Bond      2.33  15.39
   Trust
   Tax - Free Insured Fund; M
226 Putnam U.S. Core Fund        5/1/98  Open/Equity    2.52   9.83
227 Putnam U.S. Government       2/8/84  Open/Bond   2,060.1  12.94
   Income Trust; A                                       2
228 Putnam U.S. Government       4/27/92 Open/Bond   1,265.4  12.88
   Income Trust; B                                       7
229 Putnam U.S. Government       2/6/95  Open/Bond    152.42  12.91
   Income Trust; M
230 Putnam U.S. Government       4/11/94 Open/Bond     21.17  12.93
   Income Trust; Y
231 Putnam Utilities Growth     11/19/90 Open/Balanc  860.32  13.19
   and Income Fund; A                   ed
232 Putnam Utilities Growth      4/27/92 Open/Balanc  667.68  13.10
   and Income Fund; B                   ed
233 Putnam Utilities Growth      3/1/95  Open/Balanc   13.38  13.16
   and Income Fund; M                   ed
234 Putnam Value Fund            5/1/98  Open/Balanc    2.04   8.36
                                       ed
235 Putnam Vista Fund; A         6/3/68  Open/Equity 3,343.2  12.77
                                                         5
236 Putnam Vista Fund; B         3/1/93  Open/Equity 1,602.7  12.09
                                                         0
237 Putnam Vista Fund; M         12/1/94 Open/Equity  131.27  12.45
238 Putnam Vista Fund; Y         3/28/95 Open/Equity  354.40  12.94
239 Putnam Voyager Fund II; A    4/14/93 Open/Equity  754.79  22.42
240 Putnam Voyager Fund II; B    10/2/95 Open/Equity  695.62  21.83
241 Putnam Voyager Fund II; C    2/1/99  Open/Equity    3.18  22.43
242 Putnam Voyager Fund II; M    10/2/95 Open/Equity   81.55  22.05
243 Putnam Voyager Fund; A       4/1/96  Open/Equity 15,463.  21.95
                                                        86
244 Putnam Voyager Fund; B       4/27/92 Open/Equity 7,786.6  20.49
                                                         6
245 Putnam Voyager Fund; M       12/1/94 Open/Equity  339.71  21.41
246 Putnam Voyager Fund; Y       4/1/94  Open/Equity 1,805.4  22.31
                                                         5
247 Putnam VT Asia Pacific       5/1/95  Open/Equity   85.07   8.06
   Growth Fund; IA
248 Putnam VT Asia Pacific       4/30/98 Open/Equity    0.11   8.06
   Growth Fund; IB
249 Putnam VT Diversified        9/15/93 Open/Bond    655.84  10.40
   Income Fund; IA
250 Putnam VT Diversified        4/6/98  Open/Bond      2.75  10.38
   Income Fund; IB
251 Putnam VT  Global Asset      2/1/88  Open/Balanc  991.17  18.72
   Allocation Fund; IA                  ed
252 Putnam VT  Global Asset      4/30/98 Open/Balanc    1.77  18.72
   Allocation Fund; IB                  ed
253 Putnam VT George Putnam      4/30/98 Open/Equity  141.96  10.19
   Fund; IA
254 Putnam VT George Putnam      4/30/98 Open/Equity    3.72  10.19
   Fund; IB
255 Putnam VT Global Growth      5/1/90  Open/Equity 1,967.7  20.23
   Fund; IA                                              4
256 Putnam VT Global Growth      4/30/98 Open/Equity    1.53  20.22
   Fund; IB
257 Putnam VT Growth and         2/1/88  Open/Balanc 9,860.8  28.65
   Income Fund; IA                      ed                4
258 Putnam VT Growth and         4/6/98  Open/Balanc   12.40  28.62
   Income Fund; IB                      ed
259 Putnam VT U.S. Government    2/1/88  Open/Bond   1,007.8  13.55
   and High Quality Bond                                 4
   Fund; IA
260 Putnam VT U.S. Government    4/30/98 Open/Bond      3.31  13.55
   and High Quality Bond
   Fund; IB
261 Putnam VT High Yield Fund;   2/1/88  Open/Bond   1,022.4  11.81
   IA                                                    4
262 Putnam VT High Yield Fund;   4/30/98 Open/Bond      3.00  11.81
   IB
263 Putnam VT Health and         4/30/98 Open/Equity  162.44  10.56
   Sciences  Fund; IA
264 Putnam VT Health and         4/30/98 Open/Equity    2.69  10.55
   Sciences  Fund; IB
265 Putnam VT International      1/1/97  Open/Balanc  296.56  12.07
   Growth and Income; IA                ed
266 Putnam VT International      4/6/98  Open/Balanc    1.12  12.06
   Growth and Income; IB                ed
267 Putnam VT International      1/1/97  Open/Equity  139.20  11.94
   New Opportunities Fund; IA
268 Putnam VT International      4/30/98 Open/Equity    0.11  11.93
   New Opportunities Fund; IB
269 Putnam VT International      1/1/97  Open/Equity  330.57  13.71
   Growth Fund; IA
270 Putnam VT International      4/30/98 Open/Equity    1.92  13.70
   Growth Fund; IB
271 Putnam VT Investors  Fund;   4/30/98 Open/Equity  324.13  11.76
   IA
272 Putnam VT Investors  Fund;   4/30/98 Open/Equity    4.76  11.76
   IB
273 Putnam VT Money Market       2/1/88  Open/Bond    652.50   1.00
   Fund; IA
274 Putnam VT Money Market       4/30/98 Open/Bond      7.02   1.00
   Fund; IB
275 Putnam VT New                5/2/94  Open/Equity 3,565.3  25.75
   Opportunities Fund; IA                                4
276 Putnam VT New                4/30/98 Open/Equity    2.26  25.73
   Opportunities Fund; IB
277 Putnam VT New Value Fund;    1/2/97  Open/Equity  249.35  12.15
   IA
278 Putnam VT New Value Fund;    4/30/98 Open/Equity    0.75  12.14
   IB
279 Putnam VT OTC & Emerging     4/30/98 Open/Equity   31.51   9.86
   Growth Fund; IA
280 Putnam VT OTC & Emerging     4/30/98 Open/Equity    0.77   9.86
   Growth Fund; IB
281 Putnam VT Research; IA       10/1/98 Open/Equity   35.79  12.20
282 Putnam VT Research; IB       10/1/98 Open/Equity    0.51  12.19
283 Putnam VT Utilities Growth   5/1/92  Open/Balanc  966.61  17.15
   and Income Fund; IA                  ed
284 Putnam VT Utilities Growth   4/30/98 Open/Balanc    2.23  17.15
   and Income Fund; IB                  ed
285 Putnam VT Vista Fund; IA     1/2/97  Open/Equity  316.27  14.40
286 Putnam VT Vista Fund; IB     4/30/98 Open/Equity    1.27  14.40
287 Putnam VT Voyager Fund; IA   2/1/88  Open/Equity 5,797.5  45.94
                                                         2
288 Putnam VT Voyager Fund; IB   4/30/98 Open/Equity    6.47  45.89




 (5) Miscellaneous
          During the six months preceding the filing of this report, there has not been, nor is there currently any litigation that has had or is expected by Investment Management Company to have, a material adverse effect on the Fund.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
     PricewaterhouseCoopers LLP in the U.S.A. is responsible for this part.
     Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual
     Report.

IV.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
     MANAGEMENT COMPANY
     PricewaterhouseCoopers LLP in the U.S.A. is responsible for this part.
     Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.









        AMENDMENT TO SECURITIES REGISTRATION STATEMENT






















                   PUTNAM EUROPE GROWTH FUND

                         AMENDMENT TO
               SECURITIES REGISTRATION STATEMENT


To:  Director of Kanto Local Finance Bureau

                                Filing  Date: March 31, 1999

Name of the Registrant Trust:           PUTNAM EUROPE GROWTH

Name and Official Title of Trustees:         George Putnam
                                             John A. Hill
                                             William F. Pounds
                                             Jameson A. Baxter
                                             Hans H. Estin
                                             Ronald J. Jackson
                                             Paul L. Joskow
                                             Elizabeth T. Kennan
                                             Lawrence J. Lasser
                                             John H. Mullin, III
                                             Robert E. Patterson
                                             Donald S. Perkins
                                             George Putnam, III
                                             A.J.C. Smith
                                             W. Thomas Stephens
                                             W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                       (Seal)

                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                      (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

                            - ii -


Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                                03-3580-3377



           Public Offering or Sale for Registration



Name of the Fund Making Public          PUTNAM EUROPE GROWTH FUND
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of       Up to 30 million Class M Shares
Foreign Investment Fund Securities Up to the total amount obtained by
to be Publicly Offered or Sold:    aggregating the respective net
                                   asset value per Class M Share in
                                   respect of 30 million Class M Shares
                                   (The maximum amount expected to be
                                   sold is 627.9 million U.S.
                                   dollars (approximately yen75.1
                                   billion)).


Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=yen119.55 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 28, 1999.

Note 2: The maximum amount expected to be sold is, for convenience, an amount calculated by multiplying the net asset value per Class M Share as of October 30, 1998
     (U.S.$20.93) by 30 million Class M Shares.



      Places where a copy of this Amendment to Securities
                         Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of pages of this Amendment to Securities
                         Registration
        Statement is 5 including front and back pages.)
I.              Reason For Filing This Amendment To Securities
Registration Statement:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on December 18, 1998 due to the fact that the aforementioned Semi-annual Report was filed today.

     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.             Contents of the Amendments:

Part II.   INFORMATION ON THE ISSUER (page 5 of the Original
           SRS)

     The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

          Before amendment                After amendment
    [Original SRS]                   [Aforementioned Semi-annual Report]
I.  Description of the Fund      I. Status of Investment
5.  Status of Investment            Portfolio of the Fund
    Portfolio
(A) Diversification of           (1)Diversification of
   Investment Portfolio             Investment Portfolio
                                  (the aforementioned Semi-
                                   annual Report, page 1)
(B) Results of Past Operations   (2)  Results of Past Operations

(1) Record of Changes in Net      a  Record of Changes in Net
   Assets Class M Shares)          Assets (Class M Shares)
   (Regarding the amounts as       (Ditto, page 2)
   at the end of each month        (Regarding the amounts as
   during one-year period          at the end of each month
   from, and including, the        during one-year period
   latest relevant date prior      from, and including, the
   to the filing date of the       latest relevant date prior
   Original SRS)                   to the filing date of the
                                  aforementioned Semi-annual
                                  Report)
(2) Record of Distributions       b Record of Distributions
   Paid (Class M Shares)           Paid (Class M Shares)
   (Regarding the dividends        (Ditto, page 2)
   paid at the end of each         (Regarding the dividends
   month up to the latest          paid at the end of each
   relevant date of the            month up to the latest
   Original SRS)                   relevant date of the
                                   aforementioned Semi-annual
                                   Report)




II. Outline of the Fund          II Outline of the Fund

1.  Fund                         1.  Fund
(E) Amount of Capital Stock      (1)  Amount of Capital Stock
                                  (Ditto, page 4)
(G) Information Concerning       (2)  Information Concerning
   Major Shareholders              Major Shareholders (Ditto,
                                  page 4)
(H) Information Concerning       (3)  Information Concerning
   Directors, Officers and         Directors, Officers and
   Employees                       Employees (Ditto, page 4)
(I) Description of Business and  (4)  Description of Business and
   Outline of Operation            Outline of Operation
                                  (Ditto, page 7)
2.  Putnam Investment            2.  Putnam Investment
   Management, Inc.                Management, Inc.
   (Investment Management          (Investment Management
   Company)                        Company)
(E) Amount of Capital Stock      (1)  Amount of Capital Stock
                                  (Ditto, page 8)
(G) Information Concerning       (2)  Information Concerning
   Major Stockholders              Major Stockholders (Ditto,
                                  page 8)
(H) Information Concerning       (3)  Information Concerning
   Officers and Employees          Officers and Employees
                                  (Ditto, page 8)
(I) Summary of Business Lines    (4)  Summary of Business Lines
   and Business Operation          and Business Operation
                                  (Ditto, page 19)

     With respect to Section IV the Financial Condition of the Fund in the Original SRS, Item III Outline of the
     Financial Status of the Fund in the aforementioned Semi-annual Report (Ditto, page 32) is added to the Original
     SRS.

Part III. SPECIAL INFORMATION (page 13 of the Original SRS)

     With respect to Section II the Financial Condition of the Investment Management Company in the Original SRS, Item IV Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, page 32) is added to the Original SRS.